Secured Term Loan Facilities and Revolving Credit Facilities	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
6.	Secured Term Loan Facilities and Revolving Credit Facilities
The following table shows the breakdown of all secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Current Liability
Current portion of secured term loan facilities	$151,586	$225,360
Less: current portion of deferred financing costs	(3,016)	(2,676)

Current portion of secured term loan facilities, net of deferred financing costs	$148,570	$222,684

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$664,356	$518,516
Less: non-current portion of deferred financing costs	(4,689)	(3,454)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$659,667	$515,062

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. As of June 30, 2022, there was $51.6 million in borrowings outstanding under the Navigator Aurora Facility which is included in the non-current liabilites amountss due to related parties on the unaudited condesnsed consolidation balance sheet (December 31, 2021, $54.9 million.).